As filed with the Securities and Exchange Commission on May 20, 2011

Registration Nos.: 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Bruce A. Rosenblum, Esq. K&L Gates LLP 1601 K St, N.W., Suite 1200 Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that the filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Variable Portfolio – Asset Allocation Fund, Columbia Variable Portfolio – Money Market Fund, Columbia Variable Portfolio – Select Large Cap Growth Fund, Columbia Variable Portfolio – Small Cap Value Fund, Columbia Variable Portfolio – Small Company Growth Fund and Columbia Variable Portfolio – Strategic Income Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant’s is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Variable Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 20th day of May, 2011.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	May 20, 2011
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	May 20, 2011
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	May 20, 2011
Joseph F. DiMaria	(Principal Accounting Officer)

JOHN D. COLLINS*	Trustee	May 20, 2011
John D. Collins

RODMAN L. DRAKE*	Trustee	May 20, 2011
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	May 20, 2011
Douglas A. Hacker

MICHAEL A. JONES*	Trustee	May 20, 2011
Michael A. Jones

JANET LANGFORD KELLY*	Trustee	May 20, 2011
Janet Langford Kelly

WILLIAM E. MAYER*	Trustee	May 20, 2011
William E. Mayer

DAVID M. MOFFETT*	Trustee	May 20, 2011
David M. Moffett

CHARLES R. NELSON*	Trustee	May 20, 2011
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	May 20, 2011
John J. Neuhauser

JONATHAN PIEL*	Trustee	May 20, 2011
Jonathan Piel

PATRICK J. SIMPSON*	Trustee	May 20, 2011
Patrick J. Simpson

ANNE-LEE VERVILLE*	Trustee	May 20, 2011
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact May 20, 2011

**	Executed by Ryan C. Larrenaga on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and filed herewith, on behalf of Michael A. Jones pursuant to a Power of Attorney dated January 24, 2011 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on January 28, 2011, and on behalf of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on May 28, 2010.

Exhibit No.	Description

EX-99(q)(6)	Power of Attorney for David M. Moffett, dated May 1, 2011

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase